Offerings	Aug. 26, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units of Limited Liability Company Interest
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,800.00
Offering Note	The proposed maximum offering price per security will be determined, from time to time, by Ironwood Institutional Multi-Strategy Fund LLC (the “Fund”) in connection with the sale by the Fund of the securities registered under this Registration Statement. The Fund is a master fund in a master feeder arrangement. The feeder fund is Ironwood Multi-Strategy Fund LLC (the “Feeder Fund”). Pursuant to the Fund’s and the Feeder Fund’s SEC no action letter, no fees are due or paid at the Feeder Fund level. See Ironwood Multi-Strategy Fund LLC and Ironwood Institutional Multi-Strategy Fund LLC, SEC No-Action Letter (pub. avail. April 19, 2017). A credit is claimed for fees attributable to $855,036,983 in securities previously registered and unsold under the Fund’s registration statement, dated August 31, 2022 (File Nos. 333-267161 and 811-22463), filed on August 30, 2022, pursuant to the “carryover” provision of Rule 415(a)(6).
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Units of Limited Liability Company Interest
Maximum Aggregate Offering Price	$ 855,036,983.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-267161
Carry Forward Initial Effective Date	Aug. 31, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 139,050.00
Offering Note	The proposed maximum offering price per security will be determined, from time to time, by Ironwood Institutional Multi-Strategy Fund LLC (the “Fund”) in connection with the sale by the Fund of the securities registered under this Registration Statement. The Fund is a master fund in a master feeder arrangement. The feeder fund is Ironwood Multi-Strategy Fund LLC (the “Feeder Fund”). Pursuant to the Fund’s and the Feeder Fund’s SEC no action letter, no fees are due or paid at the Feeder Fund level. See Ironwood Multi-Strategy Fund LLC and Ironwood Institutional Multi-Strategy Fund LLC, SEC No-Action Letter (pub. avail. April 19, 2017). A credit is claimed for fees attributable to $855,036,983 in securities previously registered and unsold under the Fund’s registration statement, dated August 31, 2022 (File Nos. 333-267161 and 811-22463), filed on August 30, 2022, pursuant to the “carryover” provision of Rule 415(a)(6).